Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating - 2022	$ 313	$ 348
Short-term - 2022
Finance - 2022
Total lease payments - 2022	313	348
Operating - 2023	293	304
Short-term - 2023	0	0
Finance - 2023	0	0
Total lease payments - 2023	293	304
Operating - 2024	285	302
Short-term - 2024	0	0
Finance - 2024	0	0
Total lease payments - 2024	285	302
Operating - 2025	285	302
Short-term - 2025	0	0
Finance - 2025	0	0
Total lease payments - 2025	285	302
Operating - 2026 and beyond	442	771
Short-term - 2026 and beyond	0	0
Finance - 2026 and beyond	0	0
Total lease payments - 2026 and beyond	442	771
Operating - Total future minimum operating lease payments	1,618	2,027
Short-term - Total future minimum short-term lease payments		0
Finance - Total future minimum finance lease payments		0
Total Lease Payments - Total future minimum lease payments	1,618	2,027
Operating - Less effects of discounting	(306)	(251)
Short-term - Less effects of discounting	0	0
Finance - Less effects of discounting		0
Total lease payments - Less effects of discounting	(306)	(251)
Operating - Lease liabilities recognized	1,312	1,776
Short-term - Lease liabilities recognized	0	0
Finance - Lease liabilities recognized		0
Total Lease Payments - Lease liabilities recognized	1,312	1,776
Other Liabilities
Operating - Lease liabilities recognized	$ 1,312	$ 1,776